Disposal group held for sale (Tables)	12 Months Ended
Jun. 30, 2020
Disposal groups held for sale
Schedule of disposal groups held for sale

for the year ended 30 June		2020 Rm	2019 Rm
Assets in disposal groups held for sale	Segment
US Base Chemicals Assets	Base and Performance Chemicals	71 001	—
Secunda Synfuels Operations Air Separation Units	Energy, Base and Performance Chemicals	5 675	—
Investment in Republic of Mozambique Pipeline	Energy	5 951	—
Investment Company (Pty) Ltd (ROMPCO)
Explosives business	Base Chemicals	—	1 404
Investment in Sasol Huntsman GmbH & co KG	Base Chemicals	—	846
Other	Energy, Base and Performance Chemicals, Mining	1 641	304
		84 268	2 554
Liabilities in disposal groups held for sale	Segment
US Base Chemicals Assets	Base and Performance Chemicals	(2 425)	—
Secunda Synfuels Operations Air Separation Units	Energy, Base and Performance Chemicals	(38)	—
Investment in Republic of Mozambique Pipeline	Energy	(2 604)	—
Investment Company (Pty) Ltd (ROMPCO)
Explosives business	Base Chemicals	—	(398)
Other	Energy, Base and Performance Chemicals, Mining	(464)	(90)
		(5 531)	(488)
Business segmentation
 Mining		3	—
 Energy		6 793	14
 Base Chemicals		52 613	1 852
 Performance Chemicals		19 328	200
Total operations		78 737	2 066